Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/20 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value
Airlines (1.6%)
Copa Holdings SA Class A (Panama)(S)	90,100	$7,180,970

		7,180,970
Automobiles (0.5%)
NIO, Inc. ADR (China)(NON)	41,000	2,071,730

		2,071,730
Banks (11.6%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	14,062,700	4,117,349
Hana Financial Group, Inc. (South Korea)	292,228	8,921,302
HDFC Bank, Ltd. (India)(NON)	664,586	12,817,369
ICICI Bank, Ltd. (India)(NON)	995,890	6,349,083
Itau Unibanco Holding SA (Preference) (Brazil)(NON)	1,773,100	9,452,297
Sberbank of Russia PJSC ADR (Russia)	780,802	10,341,904

		51,999,304
Beverages (1.4%)
Wuliangye Yibin Co., Ltd. Class A (China)	160,852	6,207,105

		6,207,105
Building products (0.9%)
China Lesso Group Holdings, Ltd. (China)	2,131,000	3,809,699

		3,809,699
Capital markets (2.7%)
B3 SA - Brasil Bolsa Balcao (Brazil)	672,400	7,044,800
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	105,400	5,242,218

		12,287,018
Chemicals (2.7%)
Asian Paints, Ltd. (India)	131,896	3,922,884
LG Chemical, Ltd. (South Korea)	11,174	8,108,461

		12,031,345
Commercial services and supplies (1.1%)
A-Living Smart City Services Co., Ltd. (China)	1,170,500	4,941,101

		4,941,101
Diversified consumer services (0.2%)
Fu Shou Yuan International Group, Ltd. (China)	1,061,000	1,064,820

		1,064,820
Electric utilities (0.8%)
Companhia Paranaense de Energia-Copel (Preference) (Brazil)	290,373	3,700,258

		3,700,258
Electrical equipment (0.7%)
Voltronic Power Technology Corp. (Taiwan)	108,252	3,323,005

		3,323,005
Electronic equipment, instruments, and components (1.1%)
Elite Material Co., Ltd. (Taiwan)	913,000	5,005,460

		5,005,460
Entertainment (1.1%)
Sea, Ltd. ADR (Thailand)(NON)	27,900	5,032,323

		5,032,323
Food and staples retail (2.4%)
Dino Polska SA (Poland)(NON)	48,200	3,231,666
Wal-Mart de Mexico SAB de CV (Mexico)	2,875,000	7,567,942

		10,799,608
Health-care equipment and supplies (0.7%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	64,500	3,295,666

		3,295,666
Health-care providers and services (0.9%)
Universal Vision Biotechnology Co., Ltd. (Taiwan)	386,000	4,020,690

		4,020,690
Hotels, restaurants, and leisure (3.0%)
Jubilant Foodworks, Ltd. (India)	90,016	3,036,011
Wynn Macau, Ltd. (China)(NON)	3,141,200	5,353,690
Yum China Holdings, Inc. (China)(NON)	84,600	4,864,800

		13,254,501
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $8) (Private) (Germany)(NON)(F)(RES)	12	11

		11
Household products (1.5%)
Hindustan Unilever, Ltd. (India)	232,463	6,709,748

		6,709,748
Interactive media and services (11.2%)
Kakao Corp. (South Korea)	16,100	5,371,540
Tencent Holdings, Ltd. (China)	521,300	37,945,899
Yandex NV Class A (Russia)(NON)(S)	100,253	6,913,447

		50,230,886
Internet and direct marketing retail (15.1%)
Alibaba Group Holding, Ltd. (China)(NON)	1,195,068	39,288,922
JD.com, Inc. ADR (China)(NON)	124,955	10,664,909
Meituan Dianping Class B (China)(NON)	332,700	12,485,860
MercadoLibre, Inc. (Argentina)(NON)	3,315	5,149,289

		67,588,980
IT Services (1.6%)
Tata Consultancy Services, Ltd. (India)	193,528	6,999,287

		6,999,287
Life sciences tools and services (1.0%)
WuXi AppTec Co., Ltd. Class H (China)	295,820	4,434,560

		4,434,560
Machinery (4.6%)
Airtac International Group (China)	233,000	6,794,830
Shenzhen Inovance Technology Co., Ltd. Class A (China)	607,503	7,139,044
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	527,500	6,774,634

		20,708,508
Multiline retail (1.2%)
Poya International Co., Ltd. (Taiwan)	256,260	5,378,632

		5,378,632
Oil, gas, and consumable fuels (3.5%)
Reliance Industries, Ltd. (India)	597,789	15,566,545

		15,566,545
Professional services (1.2%)
Centre Testing International Group Co., Ltd. Class A (China)	1,537,917	5,541,285

		5,541,285
Road and rail (1.0%)
Companhia De Locacao das Americas (Brazil)	843,754	4,290,114

		4,290,114
Semiconductors and semiconductor equipment (12.1%)
MediaTek, Inc. (Taiwan)	275,000	6,805,863
SK Hynix, Inc. (South Korea)	144,181	12,737,203
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,757,889	29,690,950
Xinyi Solar Holdings, Ltd. (China)	2,902,000	5,230,415

		54,464,431
Software (1.0%)
Totvs SA (Brazil)	866,995	4,328,987

		4,328,987
Specialty retail (2.0%)
JUMBO SA (Greece)	198,732	3,554,001
Zhongsheng Group Holdings, Ltd. (China)	722,000	5,395,198

		8,949,199
Technology hardware, storage, and peripherals (5.6%)
Samsung Electronics Co., Ltd. (South Korea)	414,674	25,050,602

		25,050,602
Textiles, apparel, and luxury goods (1.8%)
Li Ning Co., Ltd. (China)	1,502,000	8,167,702

		8,167,702
Wireless telecommunication services (1.0%)
MTN Group, Ltd. (South Africa)	1,054,243	4,497,606

		4,497,606

Total common stocks (cost $344,020,940)		$442,931,686

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	47,300	$2,772,726

Total investment companies (cost $2,840,838)		$2,772,726

SHORT-TERM INVESTMENTS (3.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.17%(AFF)	10,386,637	$10,386,637
Putnam Short Term Investment Fund Class P 0.17%(AFF)	5,987,775	5,987,775

Total short-term investments (cost $16,374,412)		$16,374,412
TOTAL INVESTMENTS

Total investments (cost $363,236,190)		$462,078,824

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $448,401,529.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $11, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,582,531	$41,942,465	$36,138,359	$4,029	$10,386,637
	Putnam Short Term Investment Fund**	2,481,781	48,453,469	44,947,475	1,622	5,987,775

	Total Short-term investments	$7,064,312	$90,395,934	$81,085,834	$5,651	$16,374,412
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $10,386,637, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,128,601.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	38.7%
	South Korea	13.3
	India	12.3
	Taiwan	12.0
	Brazil	6.4
	Russia	3.8
	Hong Kong	2.7
	United States	1.9
	Mexico	1.7
	Panama	1.6
	Argentina	1.1
	Thailand	1.1
	South Africa	1.0
	Indonesia	0.9
	Greece	0.8
	Poland	0.7
	Germany	<0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$11,945,770	$47,815,045	$—
Consumer discretionary	17,885,928	88,589,636	11
Consumer staples	13,775,047	9,941,414	—
Energy	—	15,566,545	—
Financials	16,497,097	47,789,225	—
Health care	—	11,750,916	—
Industrials	11,471,084	38,323,598	—
Information technology	4,328,987	91,519,780	—
Materials	—	12,031,345	—
Utilities	3,700,258	—	—

Total common stocks	79,604,171	363,327,504	11
Investment companies	2,772,726	—	—
Short-term investments	5,987,775	10,386,637	—

Totals by level	$88,364,672	$373,714,141	$11
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com